WILMERHALE

                                                                 David C. Phelan


                                                             +1 617 526 6372 (t)
                                                             +1 617 526 5000 (f)
                                                     david.phelan@wilmerhale.com


March 17, 2006



VIA EDGAR


Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re: Combined Registration Statement on Form N-14 ("Registration Statement") of Pioneer Variable Contracts Trust (the "Trust") with respect to the proposed reorganizations of Pioneer Small Cap Value II VCT Portfolio and Pioneer Small Company VCT Portfolio (the "Acquired Portfolios") into Pioneer Small Cap Value VCT Portfolio (the "Acquiring Portfolio") (File No. 333-131500)


Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, pursuant to: (i) the Securities Act of 1933, as amended (the "1933 Act"), (ii) the General Instructions to Form N-14 and (iii) Regulation S-T, is Pre-Effective Amendment No. 1 to the combined Registration Statement of the Trust, including a proxy statement and prospectus, statement of additional information, Part C and exhibits.

The Acquired Portfolios and the Acquiring Portfolio are each a series of the Trust (File Nos. 33-84546; 811-08786). This Pre-Effective Amendment No. 1 to the Registration Statement is being filed to provide information that was not available at the time the initial Registration Statement was filed with the Commission, including updated performance information, pro forma expense data, financial highlights and pro forma financial statements with respect to the proposed reorganizations. In accordance with the staff's oral request, the Trust will file in a subsequent amendment to its Registration Statement a power of attorney to be signed by the Trustees at the March 21, 2006 Board meeting that specifically relates to this Registration Statement.

The Trust would appreciate receiving any comments from the staff on this Registration Statement as soon as possible and requests that the Registration Statement be declared effective on Monday, April 3, 2006 in order to have a sufficient amount of time to obtain shareholder votes in connection with the proposed May 23, 2006 joint shareholder meeting date. We have been advised that the Trust and its principal underwriter, Pioneer Funds Distributor, Inc., are aware of their obligations under the 1933 Act.


       Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston,
                               Massachusetts 02109

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                                                                      WILMERHALE

Securities and Exchange Commission
March 17, 2006
Page 2


The Registration Statement has been manually signed by the persons specified in
Section 6(a) of the 1933 Act and, pursuant to Rule 302 under Regulation S-T, the Trust will retain the manually executed copy of the Registration Statement. No filing fee is required because of reliance on Section 24(f) under the 1940 Act.

If you have any questions or comments, please do not hesitate to contact me at
(617) 526-6372 (collect) or Elaine S. Kim, Esq. at (617) 526-6685 (collect), counsel to the Trust.




Very truly yours,



/s/ David C. Phelan

David C. Phelan






Enclosure

cc: Robert Lamont, Esq. (Division of Investment Management - Office of
    Insurance Products) Christopher J. Kelley, Esq.